EARNINGS PER SHARE	3 Months Ended
Mar. 31, 2024
Disclosure Of Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE

	Three months ended
	March 31, 2024	March 31, 2023
	$	$
Net loss	(21,697,240)	(15,583,446)
Basic weighted average number of common shares outstanding	226,201,847	220,777,661
Basic loss per share	(0.10)	(0.07)

Basic weighted average number of common shares outstanding	226,201,847	220,777,661
Plus dilutive impact of stock options, RSUs, DSUs, and warrants	—	—
Diluted weighted average number of common shares outstanding	226,201,847	220,777,661
Diluted loss per share	(0.10)	(0.07)
Excluded from the above calculations for the three months ended March 31, 2024 and 2023 are all outstanding stock options, share warrant obligations, convertible debentures, RSUs, and DSUs, which are deemed to be anti-dilutive.